GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

www.GKLAW.COM

November 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:

Broadview Funds Trust

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Broadview Funds Trust (the “Trust”) please find Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

GODFREY & KAHN, S.C. IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS